Accumulated Other Comprehensive Earnings	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest [Abstract]
Accumulated Other Comprehensive Earnings
Accumulated Other Comprehensive Earnings

Accumulated other comprehensive earnings included in our consolidated balance sheets and statements of equity reflect the aggregate impact of foreign currency translation adjustments, unrealized gains and losses on cash flow hedges and pension-related adjustments. The changes in the components of accumulated other comprehensive earnings, net of taxes, are summarized as follows:

	Liberty Global shareholders
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Pension- related adjustments	Accumulated other comprehensive earnings	Non-controlling interests	Total accumulated other comprehensive earnings
	in millions

Balance at January 1, 2012	$1,529.7	$(10.5)	$(9.7)	$1,509.5	$(23.1)	$1,486.4
Sale of Austar	—	—	—	—	60.1	60.1
Other comprehensive earnings	74.4	10.5	6.1	91.0	0.3	91.3
Balance at December 31, 2012	1,604.1	—	(3.6)	1,600.5	37.3	1,637.8
Other comprehensive earnings	918.1	—	10.2	928.3	(16.9)	911.4
Balance at December 31, 2013	2,522.2	—	6.6	2,528.8	20.4	2,549.2
Other comprehensive loss	(810.1)	—	(72.1)	(882.2)	(0.5)	(882.7)
Balance at December 31, 2014	$1,712.1	$—	$(65.5)	$1,646.6	$19.9	$1,666.5

 The components of other comprehensive earnings, net of taxes, are reflected in our consolidated statements of comprehensive earnings (loss). The following table summarizes the tax effects related to each component of other comprehensive earnings, net of amounts reclassified to our consolidated statements of operations:

	Pre-tax amount	Tax benefit (expense)	Net-of-tax amount
	in millions
Year ended December 31, 2014:
Foreign currency translation adjustments	$(816.4)	$6.3	$(810.1)
Pension-related adjustments	(89.9)	17.3	(72.6)
Other comprehensive loss	(906.3)	23.6	(882.7)
Other comprehensive earnings attributable to noncontrolling interests (a)	0.8	(0.3)	0.5
Other comprehensive loss attributable to Liberty Global shareholders	$(905.5)	$23.3	$(882.2)

Year ended December 31, 2013:
Foreign currency translation adjustments	$896.4	$4.4	$900.8
Pension-related adjustments	12.1	(1.5)	10.6
Other comprehensive earnings	908.5	2.9	911.4
Other comprehensive earnings attributable to noncontrolling interests (b)	17.3	(0.4)	16.9
Other comprehensive earnings attributable to Liberty Global shareholders	$925.8	$2.5	$928.3

Year ended December 31, 2012:
Foreign currency translation adjustments	$76.0	$(0.6)	$75.4
Cash flow hedges	15.1	(4.6)	10.5
Pension-related adjustments	6.0	(0.6)	5.4
Other comprehensive earnings	97.1	(5.8)	91.3
Other comprehensive loss attributable to noncontrolling interests (b)	0.1	(0.4)	(0.3)
Other comprehensive earnings attributable to Liberty Global shareholders	$97.2	$(6.2)	$91.0
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(a)	Amounts represent the noncontrolling interest owners’ share of our pension-related adjustments.

(b)	Amounts represent the noncontrolling interest owners’ share of our foreign currency translation adjustments and pension-related adjustments.